UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:           (212) 632-6000

Date of fiscal year end:           12/31

Date of reporting period:        9/30/2007

FORM N-Q

Item 1.          Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2007 (unaudited)

Description	Shares	Value

Common Stocks—94.9%

Australia—5.1%
Amcor, Ltd. (c)	197,287	$1,288,468
Lion Nathan, Ltd. (c)	178,456	1,457,645
TABCORP Holdings, Ltd. (c)	86,000	1,153,002
Telstra Corp., Ltd. Installment
Receipts (c), (f)	1,664,500	4,212,779
Total Australia		8,111,894

Belgium—0.5%
Telenet Group Holding NV (a)	23,300	808,521

Brazil—2.9%
Redecard SA	40,700	750,074
Souza Cruz SA (c)	152,700	3,950,283
Total Brazil		4,700,357

Canada—0.9%
Rothmans, Inc.	58,700	1,361,613

Egypt—2.2%
Egyptian Company for Mobile
Services	105,054	3,513,645

Finland—1.5%
Fortum Oyj	34,400	1,259,251
Sampo Oyj, A Shares	36,800	1,120,494
Total Finland		2,379,745

France—2.9%
Axa	24,700	1,102,288
Establissements Maurel et Prom	49,000	1,043,886
Gaz de France	21,600	1,119,380
Total SA	15,847	1,285,048
Total France		4,550,602

Greece—3.4%
Motor Oil (Hellas) Corinth
Refineries SA	44,700	1,182,403
OPAP SA	109,273	4,226,949
Total Greece		5,409,352

India—1.0%
Oil and Natural Gas Corp., Ltd.	67,889	1,654,313

Israel—2.3%
Bank Hapoalim BM	731,918	3,734,740

Italy—6.5%
Eni SpA	176,529	6,524,805
Intesa Sanpaolo	359,700	2,770,028
Mediaset SpA	109,400	1,126,422
Total Italy		10,421,255

Japan—2.6%
Ichiyoshi Securities Co., Ltd.	98,700	1,046,084
Nissen Holdings Co., Ltd.	95,600	547,758
Nomura Holdings, Inc.	60,500	1,013,111
SBI Holdings, Inc.	2,505	656,660
Sega Sammy Holdings, Inc.	71,700	953,797
Total Japan		4,217,410

Mexico—1.2%
Kimberly-Clark de Mexico SAB de
CV, Series A	415,900	1,874,748

Netherlands—2.4%
Royal Dutch Shell PLC, A Shares	94,200	3,879,669

New Zealand—2.1%
Telecom Corp. of New Zealand,
Ltd.	985,777	3,329,492

Norway—0.5%
Prosafe ASA	47,100	835,635

South Africa—1.8%
Kumba Iron Ore, Ltd.	47,500	1,556,530
Pretoria Portland Cement Co.,
Ltd.	188,009	1,303,053
Total South Africa		2,859,583

Switzerland—0.9%
UBS AG	26,300	1,409,331

Taiwan—4.4%
Taiwan Mobile Co., Ltd.	1,045,000	1,421,725
Taiwan Semiconductor
Manufacturing Co., Ltd.	2,835,535	5,525,970
Total Taiwan		6,947,695

Turkey—1.8%
Ford Otomotiv Sanayi AS	116,500	1,231,074
Turkcell Iletisim Hizmetleri AS
ADR	76,600	1,630,048
Total Turkey		2,861,122

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Description	Shares	Value

United Kingdom—16.1%
AstraZeneca PLC	13,600	$678,568
Barclays PLC	187,500	2,274,827
GlaxoSmithKline PLC	47,600	1,257,802
HSBC Holdings PLC	250,100	4,608,797
Kingfisher PLC	565,015	2,058,225
Lloyds TSB Group PLC	452,756	5,004,138
Old Mutual PLC (c)	705,600	2,304,398
Royal Bank of Scotland Group
PLC	115,502	1,235,419
Taylor Wimpey PLC	121,100	680,338
United Utilities PLC	77,700	1,108,114
Venture Production PLC	38,227	529,596
Vodafone Group PLC	1,090,889	3,922,750
Total United Kingdom		25,662,972

United States—31.9%
Altria Group, Inc. (c)	21,600	1,501,848
Bank of America Corp. (c)	126,300	6,349,101
Bristol-Myers Squibb Co. (c)	78,500	2,262,370
CBL & Associates Properties, Inc.
(c)	46,500	1,629,825
Centerplate, Inc. IDS	77,600	1,340,152
Cinemark Holdings, Inc.	65,400	1,213,824
Citigroup, Inc. (c)	75,800	3,537,586
Citizens Communications Co. (c)	206,100	2,951,352
Du Pont (E.I.) de Nemours & Co.
(c)	56,100	2,780,316
Energy Transfer Equity LP	13,300	456,190
Enterprise GP Holdings LP	11,700	443,430
Enterprise Products Partners LP	12,600	381,150
First Horizon National Corp. (c)	49,700	1,325,002
Huntington Bancshares, Inc. (c)	159,100	2,701,518
Johnson & Johnson (c)	24,500	1,609,650
Louisiana-Pacific Corp. (c)	76,600	1,299,902
Masco Corp.	109,900	2,546,383
National City Corp. (c)	62,600	1,570,634
Pfizer, Inc. (c)	113,600	2,775,248
Reynolds American, Inc.	35,900	2,282,881
The Dow Chemical Co. (c)	114,300	4,921,758
United Online, Inc. (c)	81,800	1,227,818
USA Mobility, Inc. (a), (c)	90,600	1,528,422
Verizon Communications, Inc. (c)	51,500	2,280,420
Total United States		50,916,780
Total Common Stocks
(Identified cost $139,726,987)		151,440,474

	Principal
	Amount
	(000) (d)

Foreign Government
Obligations—10.4%
Costa Rica—0.0%
Costa Rican Bono de Estabilizacion
Monetaria:
0.00%, 10/10/07	200	$385
13.35%, 09/24/08	100	204
Total Costa Rica		589

Egypt—2.6%
Egypt Treasury Bills:
0.00%, 10/23/07	9,775	1,740,658
0.00%, 10/30/07	4,175	742,407
0.00%, 12/18/07	9,300	1,637,649
Total Egypt		4,120,714

Ghana—0.2%
Ghanaian Government Bond,
13.50%, 03/30/10	330	347,553

Hungary—2.1%
Hungarian Government Bonds:
9.50%, 02/12/09	279,190	1,627,649
6.50%, 08/12/09	144,530	808,482
6.25%, 08/24/10	168,230	932,272
Total Hungary		3,368,403

Israel—0.9%
Israeli Government Bonds:
6.00%, 01/31/10	2,550	650,241
5.50%, 02/28/17	3,050	743,861
Total Israel		1,394,102

Mexico—0.6%
Mexican Bonos,
9.00%, 12/20/12	9,367	901,094

Turkey—4.0%
Turkish Government Bonds:
0.00%, 08/13/08	1,100	789,606
0.00%, 11/26/08	1,688	1,159,919
0.00%, 02/04/09	2,141	1,428,879
14.00%, 01/19/11	3,809	3,051,711
Total Turkey		6,430,115

Total Foreign Government
Obligations
(Identified cost $15,548,467)		16,562,570

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

	Principal
	Amount
Description	(000) (d)	Value

Structured Notes—1.8%

Brazil—1.6%
Citibank Brazil Inflation-Linked
Bond NTN-B:
6.90%, 05/18/09 (e)	557	$745,104
7.00%, 08/17/10 (e)	698	925,626
6.80%, 05/18/15 (e)	659	888,673
Total Brazil		2,559,403

Colombia—0.2%
Citibank Colombia TES Credit
Linked Unsecured Note,
10.55%, 04/27/12 (e)	251	308,329

Total Structured Notes
(Identified cost $2,150,996)		2,867,732

Repurchase Agreement—0.3%
State Street Bank and Trust Co.,
3.45%, 10/01/07
(Dated 09/28/07, collateralized by
$460,000 United States Treasury
Note, 4.875%, 06/30/12, with a
value of $477,250)
Proceeds of $463,133
(Identified cost $463,000) (c)	$463	463,000

Total Investments—107.4%
(Identified cost $157,889,450) (b)		$171,333,776

Liabilities in Excess of Cash and
Other Assets—(7.4)%		(11,771,307)
Net Assets—100.0%		$159,562,469

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2007:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
AED	10/25/07	2,366,000	$644,687	$644,829	$142	$-
AED	01/23/08	3,220,656	879,000	879,374	374	-
ARS	10/04/07	591,850	190,000	187,860	-	2,140
ARS	10/24/07	1,102,603	356,000	349,013	-	6,987
ARS	10/29/07	1,271,223	411,000	402,110	-	8,890
ARS	10/30/07	1,758,244	568,000	556,087	-	11,913
ARS	10/31/07	1,758,244	568,000	556,010	-	11,990
ARS	01/16/08	3,014,746	956,000	940,121	-	15,879
ARS	01/28/08	1,222,230	393,000	380,233	-	12,767
BRL	11/13/07	7,080,090	3,565,000	3,829,290	264,290	-
BRL	12/19/07	283,710	147,000	152,851	5,851	-
COP	10/16/07	1,827,711,000	834,000	902,057	68,057	-
COP	12/21/07	714,144,000	344,000	350,156	6,156	-
COP	01/23/08	996,696,000	508,000	486,800	-	21,200
COP	01/31/08	1,526,610,000	755,000	744,934	-	10,066
EGP	10/12/07	2,226,070	393,000	397,900	4,900	-
EUR	10/04/07	954,634	1,301,406	1,357,771	56,365	-
GHC	10/11/07	141,000	149,380	148,418	-	962
GHC	10/22/07	553,896	588,000	582,252	-	5,748
GHC	12/18/07	38,868	41,000	40,574	-	426
GHC	01/09/08	722,376	762,000	751,788	-	10,212
GHC	01/14/08	175,177	185,000	182,172	-	2,828
GHC	03/13/08	169,223	175,982	174,434	-	1,548
GHC	03/20/08	248,000	257,368	255,372	-	1,996
GHC	03/27/08	54,000	55,779	55,542	-	237
GHC	03/28/08	54,000	55,779	55,529	-	250
GHC	07/21/08	459,895	470,000	460,068	-	9,932
HUF	10/17/07	301,382,600	1,646,000	1,704,026	58,026	-
HUF	02/29/08	144,365,483	800,186	810,002	9,816	-
IDR	10/10/07	1,508,800,000	160,000	164,826	4,826	-
IDR	10/22/07	8,054,960,000	856,000	878,929	22,929	-
IDR	10/22/07	12,677,580,000	1,381,000	1,383,333	2,333	-
IDR	12/13/07	5,432,540,000	596,000	590,597	-	5,403
IDR	12/21/07	12,109,530,000	1,347,000	1,315,746	-	31,254
IDR	01/17/08	4,955,820,000	547,000	537,524	-	9,476
ILS	03/11/08	3,460,367	842,000	863,893	21,893	-
ILS	06/11/08	3,386,640	824,000	844,862	20,862	-
ILS	07/07/08	3,750,048	898,000	935,111	37,111	-
INR	11/23/07	29,855,500	725,000	748,436	23,436	-
INR	12/07/07	22,679,240	556,000	568,333	12,333	-
INR	12/12/07	33,980,310	819,000	851,422	32,422	-
KWD	10/31/07	496,636	1,719,000	1,777,701	58,701	-
KZT	10/01/07	53,817,920	423,047	444,875	21,828	-
KZT	10/05/07	52,905,000	420,181	436,995	16,814	-
KZT	10/10/07	68,444,810	553,000	564,816	11,816	-
KZT	10/10/07	62,322,000	506,312	514,290	7,978	-
KZT	10/11/07	46,879,950	381,665	386,786	5,121	-
KZT	10/30/07	25,712,000	211,100	211,374	274	-
KZT	12/24/07	48,940,000	400,000	399,436	-	564
MUR	11/30/07	14,395,389	449,000	471,269	22,269	-
MUR	01/03/08	7,792,087	243,000	253,601	10,601	-
MXN	02/29/08	3,720,704	338,000	336,644	-	1,356
MXN	03/31/08	3,059,937	270,000	276,188	6,188	-
MYR	11/05/07	2,265,908	661,000	665,975	4,975	-
MYR	11/13/07	2,424,363	721,000	712,801	-	8,199
MYR	11/14/07	2,183,129	651,000	641,903	-	9,097

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2007 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
MYR	11/19/07	2,132,592	$616,000	$627,183	$11,183	$-
MYR	12/28/07	1,588,945	461,500	468,045	6,545	-
MYR	01/11/08	1,793,616	528,000	528,607	607	-
MYR	03/28/08	1,580,176	461,500	467,008	5,508	-
NGN	10/05/07	115,570,000	890,157	922,233	32,076	-
NGN	12/05/07	49,797,000	385,490	390,794	5,304	-
NGN	12/13/07	111,462,575	875,000	874,730	-	270
NGN	01/10/08	95,347,000	747,145	741,272	-	5,873
NGN	01/14/08	104,862,000	821,606	815,246	-	6,360
NGN	03/07/08	99,055,813	784,000	770,106	-	13,894
PHP	10/11/07	29,296,800	626,000	650,020	24,020	-
PHP	01/22/08	10,131,750	225,000	224,022	-	978
PHP	01/25/08	19,458,680	436,000	430,203	-	5,797
PHP	01/30/08	31,967,280	696,000	706,621	10,621	-
PHP	02/11/08	25,210,900	559,000	557,033	-	1,967
PHP	02/13/08	57,314,447	1,245,000	1,266,267	21,267	-
PLN	10/31/07	1,191,700	425,000	449,797	24,797	-
PLN	11/13/07	1,944,026	704,000	733,854	29,854	-
PLN	02/22/08	3,133,899	1,118,000	1,183,019	65,019	-
RUB	11/07/07	19,417,680	724,000	777,760	53,760	-
RUB	12/10/07	10,734,780	419,000	428,966	9,966	-
RUB	02/01/08	101,653,000	3,829,431	4,057,544	228,113	-
RUB	02/26/08	11,889,190	461,000	474,600	13,600	-
RUB	05/23/08	16,375,000	638,775	652,952	14,177	-
RUB	09/19/08	16,102,170	549,000	639,682	90,682	-
SGD	10/10/07	1,686,570	1,107,000	1,136,986	29,986	-
SGD	10/24/07	721,333	474,000	486,777	12,777	-
SKK	10/09/07	15,673,108	638,000	658,188	20,188	-
SKK	10/15/07	11,223,828	462,000	471,430	9,430	-
SKK	10/29/07	20,434,212	828,000	858,664	30,664	-
SKK	10/29/07	8,577,510	355,000	360,435	5,435	-
SKK	10/04/07	32,143,494	1,303,012	1,349,646	46,634	-
TZS	10/16/07	349,856,500	266,000	282,530	16,530	-
TZS	11/02/07	316,915,000	241,000	255,062	14,062	-
TZS	11/07/07	338,754,000	258,000	272,420	14,420	-
TZS	01/18/08	220,744,000	164,000	175,629	11,629	-
TZS	01/22/08	217,350,000	161,000	172,794	11,794	-
TZS	02/05/08	257,664,000	183,000	204,288	21,288	-
TZS	02/06/08	353,556,000	252,000	280,261	28,261	-
TZS	04/16/08	567,840,000	416,000	443,654	27,654	-
TZS	04/21/08	393,870,000	285,000	307,364	22,364	-
TZS	04/30/08	512,913,902	376,589	399,405	22,816	-
TZS	06/11/08	347,983,200	255,000	268,293	13,293	-
UAH	10/16/07	1,893,085	376,000	376,713	713	-
UAH	10/22/07	1,844,640	366,000	367,038	1,038	-
UAH	10/24/07	1,793,884	356,000	356,928	928	-
UAH	10/25/07	1,793,105	355,000	356,767	1,767	-
UGX	10/05/07	597,385,200	366,000	341,090	-	24,910
UGX	10/10/07	227,700,000	132,000	129,936	-	2,064
UGX	11/16/07	571,230,000	330,000	324,249	-	5,751
UGX	12/07/07	385,500,500	217,000	218,126	1,126	-
UGX	12/17/07	419,244,000	248,000	236,906	-	11,094
UGX	12/20/07	268,470,000	157,000	151,647	-	5,353
UGX	01/11/08	526,060,000	290,000	296,149	6,149	-
UGX	02/29/08	290,709,000	166,500	162,363	-	4,137
UGX	05/30/08	295,537,500	166,500	162,726	-	3,774
Total Forward Currency Purchase Contracts			$66,274,077	$67,817,267	$1,836,732	$293,542

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Forward Currency Sale Contracts open at September 30, 2007:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation
ARS	10/30/07	959,728	$304,000	$303,537	$463	$-
BRL	10/30/07	828,419	441,000	448,764	-	7,764
BRL	11/13/07	2,483,000	1,300,000	1,342,939	-	42,939
EUR	10/04/07	952,965	1,303,012	1,355,396	-	52,384
HUF	02/29/08	144,365,483	757,943	810,002	-	52,059
IDR	10/22/07	9,092,425,000	991,000	992,134	-	1,134
ILS	10/22/07	3,028,000	745,042	754,136	-	9,094
ILS	12/19/07	977,040	240,000	243,593	-	3,593
INR	10/09/07	21,521,450	523,000	540,017	-	17,017
KZT	10/01/07	53,817,920	444,923	444,875	48	-
MXN	02/29/08	3,720,704	340,602	336,644	3,958	-
MXN	03/31/08	3,059,937	279,566	276,188	3,378	-
MYR	10/09/07	917,165	265,000	269,260	-	4,260
RUB	11/07/07	12,510,234	489,000	501,087	-	12,087
RUB	11/07/07	18,478,000	736,968	740,122	-	3,154
RUB	02/26/08	11,889,190	468,632	474,600	-	5,968
RUB	05/23/08	16,375,000	645,384	652,952	-	7,568
SKK	10/04/07	32,143,494	1,301,406	1,349,646	-	48,240
TRY	10/19/07	1,567,227	1,232,000	1,285,675	-	53,675
TZS	10/16/07	562,943,400	452,000	454,610	-	2,610
TZS	10/16/07	255,635,000	205,000	206,440	-	1,440
TZS	11/02/07	316,915,000	253,583	255,062	-	1,479
TZS	11/02/07	69,664,000	56,000	56,068	-	68
TZS	11/07/07	338,754,000	271,318	272,420	-	1,102
TZS	06/11/08	347,983,200	263,634	268,293	-	4,659
Total Forward Currency Sale Contracts			$14,310,013	$14,634,460	7,847	332,294
Gross unrealized appreciation/depreciation on Forward Currency Contracts					$1,844,579	$625,836

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

(a) Non-income producing security.

(b)       For federal income tax purposes, the aggregate cost was $157,889,450, aggregate gross unrealized appreciation was $20,035,111, aggregate gross unrealized depreciation was $6,590,785 and the net unrealized appreciation was $13,444,326.

(c) Segregated security for forward currency contracts.

(d) Principal amount denominated in respective country’s currency unless otherwise specified.

(e)       Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30,
2007, these securities amounted to 1.8% of net assets and are not considered to be liquid. Principal amount denominated in U.S. dollars. Interest rate shown reflects current yield as of September 30, 2007.

(f)       Indicates an equity issuance in which the Fund does not pay the full value of the issue up front. In the purchase of an installment receipt, an initial payment is made to the issuer at the time the issue closes and the remaining balance must be paid in installments, typically within a two-year period. The
Fund is still entitled to full voting rights and dividends.

Security Abbreviations:
ADR – American Depositary Receipt
IDS – Income Deposit Securities
NTN-B – Brazil Sovereign “Nota do Tesouro Nacional”
TES – Titulos de Tesoreria

Currency Abbreviations:
AED — United Arab Emirates Dirham	MUR — Mauritian Rupee
ARS — Argentine Peso	MXN — Mexican Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
COP — Colombian Peso	NGN — Nigerian Naira
EGP — Egyptian Pound	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RUB — Russian Ruble
HUF — Hungarian Forint	SGD — Singapore Dollar
IDR — Indonesian Rupiah	SKK — Slovenska Koruna
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TZS — Tanzanian Shilling
KWD — Kuwaiti Dinar	UAH — Ukranian Hryvnia
KZT — Kazak Tenge	UGX — Ugandan Shilling

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets):
Industry
Alcohol & Tobacco	6.6%
Automotive	0.8
Banking	16.7
Building & Construction	2.8
Chemicals	4.8
Commercial Services	0.8
Computer Software	0.8
Consumer Products	0.6
Drugs	4.4
Electric	1.5
Energy Exploration & Production	2.0
Energy Integrated	8.1
Energy Services	1.3
Financial Services	9.9
Forest & Paper Products	2.8
Gas Utilities	0.7
Insurance	1.4
Leisure & Entertainment	4.8
Medical Products	1.0
Metals & Mining	1.0
Real Estate	1.0
Retail	1.6
Semiconductors & Components	3.5
Telecommunications	16.0
Subtotal	94.9
Foreign Government Obligations	10.4
Structured Notes	1.8
Repurchase Agreement	0.3
Total Investments	107.4%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2007 (unaudited)

Valuation of Investments—Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Forward currency contracts are valued at the current cost of offsetting the contract. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined in good faith by or under the supervision of the Board of Directors. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The effect of using fair value pricing is that the net asset value of the Fund will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.          Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.          Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2007